John Hancock
Investment Grade Bond Fund
Quarterly portfolio holdings 2/28/2021

Fund’s investments
As of 2-28-21 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 35.0%				$971,610,585
(Cost $965,632,925)
U.S. Government 9.3%				258,482,709
U.S. Treasury
Bond	1.625	11-15-50	31,313,000	27,844,107
Bond	2.250	08-15-49	4,410,000	4,536,788
Bond	2.500	02-15-45	23,330,000	25,098,888
Bond	2.750	11-15-42	73,720,000	82,940,744
Bond	3.000	02-15-47	1,282,000	1,514,813
Bond	3.125	11-15-41	4,288,000	5,120,140
Note	0.125	01-31-23	6,150,000	6,149,279
Note	0.375	01-31-26	61,226,000	60,231,078
Note	1.125	02-15-31	26,824,000	26,165,974
Note	1.625	09-30-26	18,120,000	18,880,898
U.S. Government Agency 25.7%				713,127,876
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	2.500	08-01-50	8,179,955	8,538,726
30 Yr Pass Thru	2.500	10-01-50	38,867,046	40,596,039
30 Yr Pass Thru	3.000	03-01-43	405,745	443,286
30 Yr Pass Thru	3.000	03-01-43	3,155,025	3,404,543
30 Yr Pass Thru	3.000	04-01-43	539,637	584,844
30 Yr Pass Thru	3.000	12-01-45	1,248,045	1,345,188
30 Yr Pass Thru	3.000	10-01-46	1,263,296	1,355,309
30 Yr Pass Thru	3.000	10-01-46	1,040,356	1,114,505
30 Yr Pass Thru	3.000	12-01-46	3,692,629	3,936,198
30 Yr Pass Thru	3.000	12-01-46	934,694	1,009,199
30 Yr Pass Thru	3.000	04-01-47	610,807	653,959
30 Yr Pass Thru	3.000	04-01-47	8,184,513	8,649,621
30 Yr Pass Thru	3.000	09-01-49	9,910,319	10,529,246
30 Yr Pass Thru	3.000	10-01-49	6,627,245	7,055,632
30 Yr Pass Thru	3.000	10-01-49	3,607,349	3,832,638
30 Yr Pass Thru	3.000	12-01-49	12,460,608	13,269,960
30 Yr Pass Thru	3.000	12-01-49	14,218,763	14,906,814
30 Yr Pass Thru	3.000	01-01-50	18,649,384	19,860,714
30 Yr Pass Thru	3.000	02-01-50	12,739,095	13,355,544
30 Yr Pass Thru	3.500	02-01-42	922,043	1,007,218
30 Yr Pass Thru	3.500	04-01-44	557,410	617,110
30 Yr Pass Thru	3.500	07-01-46	1,658,231	1,788,016
30 Yr Pass Thru	3.500	10-01-46	1,565,267	1,714,691
30 Yr Pass Thru	3.500	11-01-46	1,490,239	1,611,603
30 Yr Pass Thru	3.500	12-01-46	771,775	841,863
30 Yr Pass Thru	3.500	01-01-47	5,332,573	5,826,844
30 Yr Pass Thru	3.500	02-01-47	1,355,224	1,464,322
30 Yr Pass Thru	3.500	04-01-47	908,085	992,538
30 Yr Pass Thru	3.500	11-01-47	1,906,308	2,050,237
30 Yr Pass Thru	3.500	11-01-48	4,352,495	4,745,042
30 Yr Pass Thru	3.500	06-01-49	8,315,597	8,885,828
30 Yr Pass Thru	3.500	12-01-49	4,954,138	5,250,513
30 Yr Pass Thru	3.500	12-01-49	3,641,736	3,864,150
30 Yr Pass Thru	4.000	11-01-43	202,089	224,260
30 Yr Pass Thru	4.000	02-01-44	73,651	81,273
30 Yr Pass Thru	4.000	07-01-45	2,859,122	3,171,117
30 Yr Pass Thru	4.000	03-01-48	1,230,716	1,333,093
30 Yr Pass Thru	4.000	08-01-48	691,172	753,176
2	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	02-01-41	385,336	$431,754
30 Yr Pass Thru	4.500	03-01-47	1,467,855	1,618,013
Federal National Mortgage Association
15 Yr Pass Thru	3.000	07-01-27	154,727	163,640
15 Yr Pass Thru	3.500	06-01-34	557,330	596,073
15 Yr Pass Thru	4.000	12-01-24	151,022	160,486
30 Yr Pass Thru (A)	2.000	TBA	78,485,000	79,232,138
30 Yr Pass Thru	2.000	09-01-50	10,408,382	10,547,084
30 Yr Pass Thru	2.000	09-01-50	20,978,840	21,317,407
30 Yr Pass Thru	2.000	09-01-50	10,926,709	11,096,221
30 Yr Pass Thru	2.000	10-01-50	28,557,959	28,956,371
30 Yr Pass Thru	2.000	10-01-50	23,897,808	24,328,292
30 Yr Pass Thru (A)	2.500	TBA	55,325,000	57,369,430
30 Yr Pass Thru	2.500	09-01-50	21,922,197	22,952,207
30 Yr Pass Thru	2.500	09-01-50	25,477,707	26,674,771
30 Yr Pass Thru	3.000	12-01-42	915,869	994,534
30 Yr Pass Thru	3.000	04-01-43	2,870,414	3,078,383
30 Yr Pass Thru	3.000	12-01-45	2,542,224	2,689,871
30 Yr Pass Thru	3.000	08-01-46	1,419,494	1,520,122
30 Yr Pass Thru	3.000	10-01-46	1,672,616	1,793,802
30 Yr Pass Thru	3.000	01-01-47	1,723,291	1,844,378
30 Yr Pass Thru	3.000	02-01-47	1,000,558	1,079,930
30 Yr Pass Thru	3.000	10-01-47	2,107,400	2,256,136
30 Yr Pass Thru	3.000	12-01-47	8,124,450	8,586,145
30 Yr Pass Thru	3.000	11-01-48	1,824,723	1,930,129
30 Yr Pass Thru	3.000	11-01-48	8,460,118	8,895,943
30 Yr Pass Thru	3.000	12-01-48	1,128,254	1,192,370
30 Yr Pass Thru	3.000	09-01-49	7,525,432	7,881,947
30 Yr Pass Thru	3.000	09-01-49	2,551,881	2,745,545
30 Yr Pass Thru	3.000	10-01-49	2,006,418	2,101,471
30 Yr Pass Thru	3.000	10-01-49	4,092,643	4,369,982
30 Yr Pass Thru	3.000	11-01-49	18,965,490	20,149,938
30 Yr Pass Thru	3.000	11-01-49	2,384,576	2,565,542
30 Yr Pass Thru	3.000	11-01-49	2,335,937	2,481,823
30 Yr Pass Thru	3.500	01-01-42	804,681	878,469
30 Yr Pass Thru	3.500	06-01-42	1,460,350	1,595,175
30 Yr Pass Thru	3.500	07-01-42	2,363,518	2,603,146
30 Yr Pass Thru	3.500	01-01-43	450,603	491,500
30 Yr Pass Thru	3.500	04-01-43	373,240	408,748
30 Yr Pass Thru	3.500	06-01-43	1,571,971	1,721,031
30 Yr Pass Thru	3.500	07-01-43	258,626	283,149
30 Yr Pass Thru	3.500	03-01-44	2,324,360	2,541,859
30 Yr Pass Thru	3.500	10-01-44	2,803,592	3,077,324
30 Yr Pass Thru	3.500	04-01-45	602,037	657,243
30 Yr Pass Thru	3.500	04-01-45	1,421,891	1,552,277
30 Yr Pass Thru	3.500	07-01-46	1,783,631	1,918,761
30 Yr Pass Thru	3.500	07-01-46	912,225	987,322
30 Yr Pass Thru	3.500	07-01-47	3,300,867	3,606,647
30 Yr Pass Thru	3.500	11-01-47	2,927,832	3,182,586
30 Yr Pass Thru	3.500	12-01-47	1,806,599	1,946,292
30 Yr Pass Thru	3.500	01-01-48	3,572,508	3,848,747
30 Yr Pass Thru	3.500	03-01-48	1,728,189	1,890,442
30 Yr Pass Thru	3.500	06-01-48	659,983	717,203
30 Yr Pass Thru	3.500	07-01-49	4,325,755	4,583,186
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	09-01-49	9,807,386	$10,393,181
30 Yr Pass Thru	3.500	10-01-49	5,047,739	5,349,714
30 Yr Pass Thru	3.500	12-01-49	6,037,922	6,399,133
30 Yr Pass Thru	3.500	01-01-50	11,702,693	12,399,135
30 Yr Pass Thru	3.500	03-01-50	7,629,692	8,100,434
30 Yr Pass Thru	3.500	04-01-50	16,685,653	17,887,206
30 Yr Pass Thru	4.000	09-01-40	420,294	463,227
30 Yr Pass Thru	4.000	01-01-41	344,337	379,637
30 Yr Pass Thru	4.000	09-01-41	580,880	643,182
30 Yr Pass Thru	4.000	09-01-41	1,902,982	2,129,090
30 Yr Pass Thru	4.000	10-01-41	24,898	27,677
30 Yr Pass Thru	4.000	11-01-41	905,418	1,002,529
30 Yr Pass Thru	4.000	01-01-42	259,566	288,541
30 Yr Pass Thru	4.000	01-01-42	312,432	345,844
30 Yr Pass Thru	4.000	03-01-42	1,691,860	1,872,792
30 Yr Pass Thru	4.000	05-01-43	1,745,253	1,931,350
30 Yr Pass Thru	4.000	09-01-43	1,425,939	1,611,853
30 Yr Pass Thru	4.000	10-01-43	1,092,964	1,214,289
30 Yr Pass Thru	4.000	12-01-43	1,457,262	1,608,552
30 Yr Pass Thru	4.000	01-01-44	283,798	318,494
30 Yr Pass Thru	4.000	02-01-46	1,001,180	1,097,924
30 Yr Pass Thru	4.000	06-01-46	757,891	830,416
30 Yr Pass Thru	4.000	07-01-46	1,807,061	1,977,160
30 Yr Pass Thru	4.000	03-01-47	2,767,851	3,036,174
30 Yr Pass Thru	4.000	05-01-47	1,881,145	2,062,333
30 Yr Pass Thru	4.000	12-01-47	834,827	914,714
30 Yr Pass Thru	4.000	04-01-48	2,763,996	3,023,308
30 Yr Pass Thru	4.000	06-01-48	2,122,686	2,290,655
30 Yr Pass Thru	4.000	10-01-48	1,351,247	1,474,640
30 Yr Pass Thru	4.000	07-01-49	2,352,574	2,563,730
30 Yr Pass Thru	4.000	09-01-49	6,388,602	6,890,141
30 Yr Pass Thru	4.500	08-01-40	742,621	832,326
30 Yr Pass Thru	4.500	08-01-40	363,335	407,224
30 Yr Pass Thru	4.500	12-01-40	279,951	313,768
30 Yr Pass Thru	4.500	05-01-41	295,287	330,957
30 Yr Pass Thru	4.500	05-01-41	477,620	535,015
30 Yr Pass Thru	4.500	06-01-41	494,038	553,407
30 Yr Pass Thru	4.500	07-01-41	280,274	313,955
30 Yr Pass Thru	4.500	11-01-41	74,326	83,305
30 Yr Pass Thru	4.500	12-01-41	1,538,934	1,722,906
30 Yr Pass Thru	4.500	05-01-42	702,262	786,653
30 Yr Pass Thru	4.500	04-01-48	1,089,682	1,198,835

30 Yr Pass Thru	4.500	07-01-48	2,546,359	2,764,626
Foreign government obligations 0.4%				$10,995,587
(Cost $10,393,948)
Qatar 0.2%				4,995,075
State of Qatar
Bond (B)	3.375	03-14-24	2,246,000	2,414,234
Bond (B)	5.103	04-23-48	2,030,000	2,580,841
Saudi Arabia 0.2%				6,000,512
Kingdom of Saudi Arabia Bond (B)	4.375	04-16-29	5,193,000	6,000,512
4	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Corporate bonds 39.9%				$1,106,863,202
(Cost $1,066,482,291)
Communication services 3.7%				103,507,417
Diversified telecommunication services 1.6%
AT&T, Inc.	2.300	06-01-27	2,203,000	2,282,004
AT&T, Inc.	3.100	02-01-43	8,516,000	7,994,818
AT&T, Inc.	3.650	06-01-51	1,259,000	1,220,236
Level 3 Financing, Inc. (B)	3.400	03-01-27	2,563,000	2,787,263
Telefonica Emisiones SA	5.213	03-08-47	5,589,000	6,759,095
Verizon Communications, Inc.	2.650	11-20-40	5,274,000	4,928,599
Verizon Communications, Inc.	3.000	03-22-27	781,000	847,012
Verizon Communications, Inc.	4.329	09-21-28	6,001,000	6,983,123
Verizon Communications, Inc.	4.400	11-01-34	2,534,000	3,006,054
Verizon Communications, Inc.	4.500	08-10-33	2,832,000	3,377,527
Verizon Communications, Inc.	4.862	08-21-46	4,906,000	6,052,687
Entertainment 0.1%
Activision Blizzard, Inc.	3.400	09-15-26	1,858,000	2,067,459
Media 1.4%
Charter Communications Operating LLC	4.200	03-15-28	4,747,000	5,321,258
Charter Communications Operating LLC	4.800	03-01-50	5,293,000	5,820,618
Charter Communications Operating LLC	5.750	04-01-48	5,276,000	6,504,333
Charter Communications Operating LLC	6.484	10-23-45	4,581,000	6,140,760
Comcast Corp.	3.999	11-01-49	552,000	634,983
Comcast Corp.	4.150	10-15-28	11,232,000	13,064,170
Cox Communications, Inc. (B)	1.800	10-01-30	1,637,000	1,565,181
Wireless telecommunication services 0.6%
T-Mobile USA, Inc. (B)	2.050	02-15-28	4,403,000	4,360,599
T-Mobile USA, Inc. (B)	2.550	02-15-31	1,258,000	1,251,006
T-Mobile USA, Inc. (B)	3.750	04-15-27	1,868,000	2,057,639
T-Mobile USA, Inc. (B)	3.875	04-15-30	4,823,000	5,302,503
T-Mobile USA, Inc. (B)	4.500	04-15-50	2,860,000	3,178,490
Consumer discretionary 3.6%				99,366,351
Auto components 0.0%
Magna International, Inc.	2.450	06-15-30	1,136,000	1,168,249
Automobiles 0.6%
Daimler Finance North America LLC (B)	3.500	08-03-25	1,435,000	1,580,700
General Motors Financial Company, Inc.	3.600	06-21-30	7,090,000	7,662,901
General Motors Financial Company, Inc.	4.300	07-13-25	3,231,000	3,585,152
Hyundai Capital America (B)	1.800	10-15-25	1,466,000	1,480,542
Hyundai Capital America (B)	2.375	10-15-27	1,326,000	1,359,877
Nissan Motor Acceptance Corp. (B)	3.450	03-15-23	1,805,000	1,897,271
Hotels, restaurants and leisure 0.7%
Choice Hotels International, Inc.	3.700	12-01-29	2,479,000	2,627,145
Choice Hotels International, Inc.	3.700	01-15-31	1,645,000	1,735,409
Genting New York LLC (B)	3.300	02-15-26	3,591,000	3,601,330
Hyatt Hotels Corp.	5.750	04-23-30	1,629,000	1,937,472
Marriott International, Inc.	3.500	10-15-32	2,940,000	3,097,661
Marriott International, Inc.	4.650	12-01-28	4,641,000	5,251,468
Resorts World Las Vegas LLC (B)	4.625	04-16-29	2,340,000	2,392,516
Internet and direct marketing retail 1.7%
Amazon.com, Inc.	3.150	08-22-27	5,861,000	6,496,412
Amazon.com, Inc.	4.050	08-22-47	3,193,000	3,808,346
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Internet and direct marketing retail (continued)
Booking Holdings, Inc.	4.500	04-13-27	2,662,000	$3,112,574
Booking Holdings, Inc.	4.625	04-13-30	3,552,000	4,241,276
eBay, Inc.	2.700	03-11-30	4,497,000	4,668,990
Expedia Group, Inc. (B)	2.950	03-15-31	1,922,000	1,902,776
Expedia Group, Inc.	3.250	02-15-30	3,372,000	3,457,285
Expedia Group, Inc.	3.800	02-15-28	5,771,000	6,190,433
Expedia Group, Inc. (B)	4.625	08-01-27	3,024,000	3,365,321
Expedia Group, Inc.	5.000	02-15-26	4,781,000	5,403,020
Prosus NV (B)	4.850	07-06-27	775,000	879,399
Prosus NV (B)	5.500	07-21-25	2,310,000	2,619,739
Multiline retail 0.4%
Dollar General Corp.	3.500	04-03-30	2,430,000	2,676,322
Dollar Tree, Inc.	4.200	05-15-28	6,108,000	7,002,214
Specialty retail 0.2%
AutoNation, Inc.	4.750	06-01-30	1,394,000	1,643,598
Tractor Supply Company	1.750	11-01-30	2,632,000	2,520,953
Consumer staples 0.7%				19,910,097
Beverages 0.3%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	3,573,000	4,145,315
Coca-Cola Femsa SAB de CV	2.750	01-22-30	1,571,000	1,610,275
Constellation Brands, Inc.	3.150	08-01-29	1,165,000	1,249,352
Keurig Dr. Pepper, Inc.	3.200	05-01-30	1,460,000	1,579,235
Food and staples retailing 0.3%
7-Eleven, Inc. (B)	1.300	02-10-28	2,742,000	2,671,673
7-Eleven, Inc. (B)	2.800	02-10-51	3,360,000	3,105,643
The Kroger Company	2.200	05-01-30	1,463,000	1,478,480
Food products 0.0%
Cargill, Inc. (B)	2.125	04-23-30	1,167,000	1,181,958
Household products 0.1%
The Clorox Company	1.800	05-15-30	2,931,000	2,888,166
Energy 2.8%				77,908,696
Oil, gas and consumable fuels 2.8%
Aker BP ASA (B)	2.875	01-15-26	1,818,000	1,885,068
Aker BP ASA (B)	3.000	01-15-25	1,777,000	1,840,707
Aker BP ASA (B)	4.000	01-15-31	3,792,000	4,047,537
Cimarex Energy Company	4.375	06-01-24	1,820,000	1,980,482
Colorado Interstate Gas Company LLC (B)	4.150	08-15-26	1,455,000	1,633,853
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	2,638,000	2,685,194
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	2,719,000	2,941,633
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	3,051,000	3,233,474
Energy Transfer Operating LP	4.200	04-15-27	1,038,000	1,148,182
Energy Transfer Operating LP	5.150	03-15-45	2,991,000	3,163,701
Energy Transfer Operating LP	5.250	04-15-29	3,708,000	4,300,264
Energy Transfer Operating LP	5.875	01-15-24	2,627,000	2,949,774
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	5,094,000	5,096,052
Husky Energy, Inc.	3.950	04-15-22	1,010,000	1,036,025
Kinder Morgan Energy Partners LP	7.750	03-15-32	1,945,000	2,782,916
Midwest Connector Capital Company LLC (B)	3.900	04-01-24	3,248,000	3,327,133
MPLX LP	4.000	03-15-28	1,928,000	2,154,371
MPLX LP	4.125	03-01-27	934,000	1,045,790
6	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
MPLX LP	4.250	12-01-27	1,398,000	$1,593,307
Sabine Pass Liquefaction LLC	4.200	03-15-28	2,259,000	2,536,677
Sabine Pass Liquefaction LLC	5.000	03-15-27	2,533,000	2,944,965
Sabine Pass Liquefaction LLC	5.875	06-30-26	4,554,000	5,430,864
Sunoco Logistics Partners Operations LP	3.900	07-15-26	3,230,000	3,509,417
Sunoco Logistics Partners Operations LP	5.400	10-01-47	1,914,000	2,101,311
The Williams Companies, Inc.	3.750	06-15-27	3,310,000	3,671,139
The Williams Companies, Inc.	4.550	06-24-24	6,195,000	6,885,679
TransCanada PipeLines, Ltd.	4.250	05-15-28	1,720,000	1,983,181
Financials 10.7%				295,715,624
Banks 6.2%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year ICE Swap Rate + 5.168%) (B)(C)	6.750	06-15-26	1,655,000	1,958,428
Banco Santander SA	4.379	04-12-28	2,345,000	2,694,095
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%)	2.592	04-29-31	4,083,000	4,193,513
Bank of America Corp. (2.831% to 10-24-50, then SOFR + 1.880%)	2.831	10-24-51	2,569,000	2,452,120
Bank of America Corp.	3.248	10-21-27	4,652,000	5,100,200
Bank of America Corp.	3.950	04-21-25	4,185,000	4,631,655
Bank of America Corp. (4.271% to 7-23-28, then 3 month LIBOR + 1.310%)	4.271	07-23-29	5,886,000	6,826,743
Bank of America Corp.	4.450	03-03-26	4,711,000	5,394,170
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (C)	6.300	03-10-26	5,341,000	6,132,154
Barclays Bank PLC (B)	10.179	06-12-21	650,000	667,182
Barclays PLC	4.375	01-12-26	2,621,000	2,965,605
BPCE SA (B)	4.500	03-15-25	2,385,000	2,670,915
Citigroup, Inc.	3.200	10-21-26	4,995,000	5,445,572
Citigroup, Inc.	4.600	03-09-26	5,295,000	6,076,458
Citigroup, Inc.	5.500	09-13-25	1,530,000	1,809,216
Citizens Financial Group, Inc.	3.250	04-30-30	4,286,000	4,658,260
Credit Agricole SA (B)	2.811	01-11-41	2,047,000	1,951,846
Credit Agricole SA (B)	3.250	01-14-30	4,198,000	4,451,131
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year ICE Swap Rate + 4.368%) (C)	6.375	03-30-25	637,000	697,388
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year ICE Swap Rate + 5.514%) (C)	6.875	06-01-21	2,695,000	2,738,794
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%)	2.522	04-22-31	4,704,000	4,832,117
JPMorgan Chase & Co.	2.950	10-01-26	4,845,000	5,271,085
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%)	2.956	05-13-31	4,224,000	4,413,446
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%)	3.960	01-29-27	4,313,000	4,851,496
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (C)	4.600	02-01-25	3,204,000	3,268,080
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (C)	6.750	02-01-24	4,395,000	4,856,475
Lloyds Banking Group PLC	4.450	05-08-25	7,245,000	8,185,911
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (C)	5.125	11-01-26	1,307,000	1,409,600
NatWest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	1,909,000	2,029,065
PNC Bank NA	4.050	07-26-28	944,000	1,089,300
Santander Holdings USA, Inc.	3.244	10-05-26	5,935,000	6,356,987
Santander Holdings USA, Inc.	3.450	06-02-25	5,409,000	5,814,072
Santander Holdings USA, Inc.	3.500	06-07-24	3,931,000	4,226,296
Santander Holdings USA, Inc.	4.400	07-13-27	1,137,000	1,277,036
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (C)	4.850	06-01-23	1,945,000	2,022,800
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (C)	6.750	08-01-21	3,307,000	3,356,605
Wells Fargo & Company (2.188% to 4-30-25, then SOFR + 2.000%)	2.188	04-30-26	4,967,000	5,172,726
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%)	2.393	06-02-28	6,563,000	$6,816,394
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%)	3.068	04-30-41	2,991,000	3,069,838
Wells Fargo & Company	3.550	09-29-25	6,190,000	6,832,592
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (C)	5.875	06-15-25	7,221,000	7,901,579
Zions Bancorp NA	3.250	10-29-29	5,610,000	5,823,708
Capital markets 1.6%
Ares Capital Corp.	2.150	07-15-26	3,403,000	3,361,142
Ares Capital Corp.	3.875	01-15-26	2,968,000	3,171,350
Ares Capital Corp.	4.200	06-10-24	2,357,000	2,560,107
Cantor Fitzgerald LP (B)	4.875	05-01-24	3,670,000	4,081,082
Credit Suisse Group AG (B)	3.574	01-09-23	869,000	891,584
Lazard Group LLC	4.375	03-11-29	1,640,000	1,876,893
Macquarie Bank, Ltd. (B)	3.624	06-03-30	2,099,000	2,223,947
Macquarie Bank, Ltd. (B)	4.875	06-10-25	3,310,000	3,721,190
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%)	2.188	04-28-26	7,892,000	8,217,940
Morgan Stanley	3.875	01-27-26	2,667,000	3,002,465
Raymond James Financial, Inc.	4.650	04-01-30	1,237,000	1,482,130
SVB Financial Group	3.125	06-05-30	2,248,000	2,420,062
The Goldman Sachs Group, Inc.	3.850	01-26-27	6,461,000	7,214,602
Consumer finance 0.1%
Discover Financial Services	4.100	02-09-27	1,385,000	1,564,708
Diversified financial services 0.7%
GE Capital International Funding Company	4.418	11-15-35	4,350,000	4,967,868
Jefferies Financial Group, Inc.	5.500	10-18-23	1,835,000	2,000,272
Jefferies Group LLC	4.150	01-23-30	3,732,000	4,227,780
Jefferies Group LLC	4.850	01-15-27	3,752,000	4,407,520
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	4,222,000	4,503,861
Insurance 2.1%
Ascot Group, Ltd. (B)	4.250	12-15-30	1,723,000	1,800,535
Athene Holding, Ltd.	3.500	01-15-31	4,878,000	5,082,357
AXA SA	8.600	12-15-30	1,150,000	1,794,896
Brighthouse Financial, Inc.	3.700	06-22-27	3,103,000	3,382,354
CNA Financial Corp.	2.050	08-15-30	1,283,000	1,258,627
CNO Financial Group, Inc.	5.250	05-30-29	3,773,000	4,443,079
Liberty Mutual Group, Inc. (B)	3.951	10-15-50	43,000	47,220
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36	2,895,000	3,688,503
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) (B)	9.250	04-08-38	1,649,000	2,509,246
New York Life Insurance Company (B)	3.750	05-15-50	1,834,000	2,038,465
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) (B)(D)	2.750	01-21-51	4,758,000	4,718,094
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year ICE Swap Rate + 3.650%) (B)	5.100	10-16-44	2,322,000	2,577,420
Ohio National Financial Services, Inc. (B)	5.550	01-24-30	1,240,000	1,329,132
Prudential Financial, Inc. (3.700% to 7-1-30, then 5 Year CMT + 3.035%)	3.700	10-01-50	8,418,000	8,617,928
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	6,081,000	6,425,146
SBL Holdings, Inc. (B)	5.000	02-18-31	3,104,000	3,084,142
Teachers Insurance & Annuity Association of America (B)	4.270	05-15-47	3,081,000	3,610,091
USAA Capital Corp. (B)	2.125	05-01-30	1,000,000	1,019,233
Health care 3.1%				87,009,849
Biotechnology 0.6%
AbbVie, Inc.	3.200	11-21-29	6,740,000	7,286,708
8	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Biotechnology (continued)
AbbVie, Inc.	4.250	11-21-49	1,989,000	$2,296,237
Gilead Sciences, Inc.	2.800	10-01-50	3,692,000	3,408,707
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26	4,590,000	5,023,339
Health care providers and services 2.3%
AmerisourceBergen Corp.	2.800	05-15-30	3,174,000	3,328,907
AmerisourceBergen Corp.	3.450	12-15-27	3,295,000	3,652,494
Anthem, Inc.	2.250	05-15-30	1,151,000	1,159,768
Cottage Health Obligated Group	3.304	11-01-49	4,242,000	4,471,758
CVS Health Corp.	2.700	08-21-40	2,426,000	2,303,340
CVS Health Corp.	3.000	08-15-26	327,000	354,986
CVS Health Corp.	3.750	04-01-30	2,801,000	3,131,905
CVS Health Corp.	4.300	03-25-28	3,778,000	4,348,852
CVS Health Corp.	5.050	03-25-48	3,808,000	4,809,439
Fresenius Medical Care US Finance III, Inc. (B)	2.375	02-16-31	4,745,000	4,620,970
Fresenius Medical Care US Finance III, Inc. (B)	3.750	06-15-29	4,350,000	4,684,628
HCA, Inc.	4.125	06-15-29	4,622,000	5,217,357
HCA, Inc.	5.250	04-15-25	2,718,000	3,131,678
HCA, Inc.	5.250	06-15-26	3,103,000	3,628,739
Mass General Brigham, Inc.	3.192	07-01-49	5,934,000	6,126,458
Premier Health Partners	2.911	11-15-26	1,567,000	1,653,698
Stanford Health Care	3.310	08-15-30	1,513,000	1,694,515
Universal Health Services, Inc. (B)	2.650	10-15-30	1,679,000	1,660,128
Universal Health Services, Inc. (B)	5.000	06-01-26	3,084,000	3,168,810
Pharmaceuticals 0.2%
Royalty Pharma PLC (B)	1.750	09-02-27	1,318,000	1,319,942
Viatris, Inc. (B)	2.300	06-22-27	1,479,000	1,525,268
Viatris, Inc. (B)	2.700	06-22-30	2,961,000	3,001,218
Industrials 4.8%				133,834,199
Aerospace and defense 1.0%
BAE Systems PLC (B)	1.900	02-15-31	3,378,000	3,272,518
DAE Funding LLC (B)(D)	3.375	03-20-28	4,053,000	4,102,447
Huntington Ingalls Industries, Inc.	3.844	05-01-25	1,487,000	1,638,874
Huntington Ingalls Industries, Inc.	4.200	05-01-30	3,299,000	3,790,241
The Boeing Company	3.200	03-01-29	8,520,000	8,756,637
The Boeing Company	5.040	05-01-27	4,294,000	4,948,978
The Boeing Company	5.805	05-01-50	1,999,000	2,578,611
Airlines 2.1%
Air Canada 2013-1 Class A Pass Through Trust (B)	4.125	05-15-25	642,825	630,094
Air Canada 2017-1 Class B Pass Through Trust (B)	3.700	01-15-26	755,291	722,421
Alaska Airlines 2020-1 Class B Pass Through Trust (B)	8.000	08-15-25	4,743,500	5,300,286
American Airlines 2013-1 Class A Pass Through Trust	4.000	07-15-25	760,606	688,280
American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	1,977,277	1,924,428
American Airlines 2015-1 Class B Pass Through Trust	3.700	05-01-23	561,197	519,113
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	2,055,167	2,009,355
American Airlines 2016-1 Class AA Pass Through Trust	3.575	01-15-28	1,520,175	1,531,696
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	1,151,150	1,060,433
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	2,229,850	2,256,526
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	1,847,850	1,742,156
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	1,073,551	1,003,770
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	1,378,118	1,364,589
British Airways 2013-1 Class A Pass Through Trust (B)	4.625	06-20-24	2,119,483	2,195,820
British Airways 2018-1 Class A Pass Through Trust (B)	4.125	09-20-31	1,744,066	1,743,754
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
British Airways 2020-1 Class A Pass Through Trust (B)	4.250	11-15-32	1,571,203	$1,687,921
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	04-19-22	469,492	477,211
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	01-02-23	316,242	321,015
Delta Air Lines, Inc.	2.900	10-28-24	3,355,000	3,339,230
Delta Air Lines, Inc.	3.800	04-19-23	1,756,000	1,800,108
Delta Air Lines, Inc.	4.375	04-19-28	3,173,000	3,332,981
Delta Air Lines, Inc. (B)	4.500	10-20-25	689,000	735,890
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	1,792,927	1,811,769
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	3,813,835	3,928,250
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	3,108,006	3,107,909
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	1,959,437	1,926,498
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	461,146	468,107
United Airlines 2019-1 Class A Pass Through Trust (D)	4.550	08-25-31	1,416,778	1,449,550
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	6,425,808	7,164,776
United Airlines 2020-1 Class B Pass Through Trust	4.875	01-15-26	1,561,000	1,610,437
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	409,889	405,790
US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	465,097	473,255
Building products 0.2%
Masco Corp.	2.000	10-01-30	2,538,000	2,487,972
Owens Corning	3.950	08-15-29	2,425,000	2,720,319
Industrial conglomerates 0.3%
General Electric Company	4.250	05-01-40	3,842,000	4,266,424
General Electric Company	5.550	01-05-26	4,168,000	4,968,762
Professional services 0.3%
CoStar Group, Inc. (B)	2.800	07-15-30	3,689,000	3,722,507
IHS Markit, Ltd. (B)	4.000	03-01-26	2,115,000	2,354,418
IHS Markit, Ltd. (B)	4.750	02-15-25	1,117,000	1,260,423
IHS Markit, Ltd.	4.750	08-01-28	1,814,000	2,132,538
Road and rail 0.1%
Canadian Pacific Railway Company	2.050	03-05-30	1,718,000	1,730,258
Trading companies and distributors 0.7%
AerCap Ireland Capital DAC (D)	1.750	01-30-26	3,393,000	3,317,140
AerCap Ireland Capital DAC	2.875	08-14-24	3,800,000	3,957,846
AerCap Ireland Capital DAC	3.650	07-21-27	1,195,000	1,270,738
Air Lease Corp.	2.875	01-15-26	1,564,000	1,627,782
Air Lease Corp.	3.625	12-01-27	1,188,000	1,269,554
Aircastle, Ltd.	5.500	02-15-22	786,000	820,663
Ashtead Capital, Inc. (B)	4.250	11-01-29	650,000	706,875
Ashtead Capital, Inc. (B)	4.375	08-15-27	1,500,000	1,578,750
Ashtead Capital, Inc. (B)	5.250	08-01-26	3,370,000	3,546,925
Transportation infrastructure 0.1%
Adani Ports & Special Economic Zone, Ltd. (B)	3.100	02-02-31	2,348,000	2,272,581
Information technology 4.4%				122,231,912
Communications equipment 0.4%
Motorola Solutions, Inc.	2.300	11-15-30	3,639,000	3,568,549
Motorola Solutions, Inc.	4.600	02-23-28	4,689,000	5,476,887
Motorola Solutions, Inc.	4.600	05-23-29	1,060,000	1,235,171
IT services 0.2%
PayPal Holdings, Inc.	2.850	10-01-29	4,696,000	5,025,286
Visa, Inc.	2.700	04-15-40	1,744,000	1,775,478
10	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment 2.5%
Broadcom Corp.	3.125	01-15-25	2,443,000	$2,614,943
Broadcom, Inc.	4.700	04-15-25	3,627,000	4,094,001
Broadcom, Inc.	4.750	04-15-29	11,767,000	13,485,361
Broadcom, Inc.	5.000	04-15-30	4,426,000	5,144,558
KLA Corp.	4.100	03-15-29	2,655,000	3,074,005
Lam Research Corp.	4.000	03-15-29	5,063,000	5,866,266
Lam Research Corp.	4.875	03-15-49	2,523,000	3,399,891
Marvell Technology Group, Ltd.	4.875	06-22-28	3,771,000	4,443,552
Micron Technology, Inc.	4.185	02-15-27	7,635,000	8,691,506
Micron Technology, Inc.	4.975	02-06-26	2,096,000	2,430,370
Micron Technology, Inc.	5.327	02-06-29	6,341,000	7,665,484
NVIDIA Corp.	2.850	04-01-30	3,276,000	3,523,708
NXP BV (B)	3.400	05-01-30	1,117,000	1,215,562
NXP BV (B)	3.875	06-18-26	4,550,000	5,068,914
Software 0.6%
Autodesk, Inc.	2.850	01-15-30	1,677,000	1,775,179
Citrix Systems, Inc.	1.250	03-01-26	4,717,000	4,697,473
Microsoft Corp.	2.525	06-01-50	2,359,000	2,216,665
Oracle Corp.	2.950	04-01-30	6,292,000	6,771,213
Technology hardware, storage and peripherals 0.7%
Dell International LLC (B)	4.900	10-01-26	4,639,000	5,362,595
Dell International LLC (B)	5.300	10-01-29	3,763,000	4,472,176
Dell International LLC (B)	5.850	07-15-25	1,015,000	1,194,733
Dell International LLC (B)	8.350	07-15-46	2,472,000	3,782,184
Hewlett Packard Enterprise Company	4.900	10-15-25	3,609,000	4,160,202
Materials 1.6%				43,252,426
Chemicals 0.7%
Albemarle Wodgina Pty, Ltd.	3.450	11-15-29	2,858,000	2,992,663
Ecolab, Inc.	1.300	01-30-31	4,449,000	4,188,675
Ecolab, Inc.	4.800	03-24-30	2,490,000	3,049,273
Nutrition & Biosciences, Inc. (B)	1.832	10-15-27	982,000	986,494
Nutrition & Biosciences, Inc. (B)	2.300	11-01-30	1,963,000	1,970,227
Orbia Advance Corp. SAB de CV (B)	5.500	01-15-48	2,601,000	2,987,899
The Sherwin-Williams Company	2.300	05-15-30	2,597,000	2,635,423
Construction materials 0.1%
Vulcan Materials Company	3.500	06-01-30	2,372,000	2,624,959
Containers and packaging 0.4%
Berry Global, Inc. (B)	1.570	01-15-26	3,427,000	3,410,276
Colonial Enterprises, Inc. (B)	3.250	05-15-30	7,525,000	8,221,775
Metals and mining 0.2%
Anglo American Capital PLC (B)	4.750	04-10-27	2,495,000	2,923,869
Newmont Corp.	2.800	10-01-29	1,418,000	1,496,932
Paper and forest products 0.2%
Georgia-Pacific LLC (B)	2.300	04-30-30	4,872,000	5,021,198
Inversiones CMPC SA (B)	3.850	01-13-30	683,000	742,763
Real estate 2.5%				69,432,078
Equity real estate investment trusts 2.5%
American Homes 4 Rent LP	4.250	02-15-28	2,742,000	3,079,193
American Tower Corp.	3.550	07-15-27	4,747,000	5,234,197
American Tower Corp.	3.800	08-15-29	2,096,000	2,339,562
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Crown Castle International Corp.	2.250	01-15-31	3,001,000	$2,947,863
Crown Castle International Corp.	3.300	07-01-30	1,154,000	1,239,271
Crown Castle International Corp.	3.650	09-01-27	3,868,000	4,296,758
Crown Castle International Corp.	3.800	02-15-28	1,630,000	1,811,107
Crown Castle International Corp.	4.150	07-01-50	1,142,000	1,255,330
CyrusOne LP	2.150	11-01-30	1,403,000	1,323,310
CyrusOne LP	3.450	11-15-29	2,771,000	2,914,676
Equinix, Inc.	1.550	03-15-28	3,282,000	3,219,798
Equinix, Inc.	1.800	07-15-27	1,872,000	1,882,576
Equinix, Inc.	3.200	11-18-29	4,230,000	4,495,657
GLP Capital LP	3.350	09-01-24	575,000	610,581
GLP Capital LP	5.375	04-15-26	2,920,000	3,352,919
Host Hotels & Resorts LP	3.375	12-15-29	3,796,000	3,823,226
Host Hotels & Resorts LP	3.875	04-01-24	3,427,000	3,635,208
Host Hotels & Resorts LP	4.000	06-15-25	4,759,000	5,115,956
Host Hotels & Resorts LP	4.500	02-01-26	1,532,000	1,670,051
Prologis LP	2.250	04-15-30	4,264,000	4,364,491
SBA Tower Trust (B)	2.328	01-15-28	6,630,000	6,886,167
SBA Tower Trust (B)	2.836	01-15-25	1,559,000	1,652,953
Ventas Realty LP	3.500	02-01-25	2,101,000	2,281,228
Utilities 2.0%				54,694,553
Electric utilities 1.3%
ABY Transmision Sur SA (B)	6.875	04-30-43	1,791,866	2,403,358
Emera US Finance LP	3.550	06-15-26	1,526,000	1,678,817
Engie Energia Chile SA (B)	3.400	01-28-30	2,750,000	2,887,500
Eversource Energy	1.650	08-15-30	1,597,000	1,540,841
Israel Electric Corp., Ltd. (B)	6.875	06-21-23	490,000	553,507
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	5,593,000	6,276,336
NRG Energy, Inc. (B)	2.450	12-02-27	2,593,000	2,620,606
NRG Energy, Inc. (B)	4.450	06-15-29	1,897,000	2,106,606
SCE Recovery Funding LLC	0.861	11-15-31	1,653,000	1,637,014
Vistra Operations Company LLC (B)	3.550	07-15-24	4,086,000	4,393,808
Vistra Operations Company LLC (B)	3.700	01-30-27	4,519,000	4,896,721
Vistra Operations Company LLC (B)	4.300	07-15-29	3,970,000	4,422,304
Gas utilities 0.1%
Infraestructura Energetica Nova SAB de CV (B)	4.750	01-15-51	3,836,000	3,852,303
Independent power and renewable electricity producers 0.1%
AES Panama Generation Holdings SRL (B)	4.375	05-31-30	1,898,000	2,010,551
Multi-utilities 0.5%
Dominion Energy, Inc.	3.375	04-01-30	2,353,000	2,571,591

NiSource, Inc.	1.700	02-15-31	9,529,000	9,083,074

NiSource, Inc.	3.600	05-01-30	1,581,000	1,759,616
Municipal bonds 1.7%				$47,504,683
(Cost $47,387,273)
City of New York, GO	0.982	08-01-25	4,500,000	4,501,710
City of New York, GO	1.216	08-01-26	1,855,000	1,858,970
Foothill-Eastern Transportation Corridor Agency (California)	4.094	01-15-49	2,909,000	3,098,987
Maryland Health & Higher Educational Facilities Authority	3.197	07-01-50	5,081,000	5,161,991
Mississippi Hospital Equipment & Facilities Authority	3.720	09-01-26	1,643,000	1,724,345
New Jersey Transportation Trust Fund Authority	4.081	06-15-39	2,688,000	2,882,692
New Jersey Transportation Trust Fund Authority	4.131	06-15-42	155,000	167,956
12	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Ohio Turnpike & Infrastructure Commission	3.216	02-15-48	1,420,000	$1,449,635
Port Authority of New York & New Jersey	1.086	07-01-23	6,582,000	6,685,930
Regents of the University of California Medical Center Pooled Revenue	3.006	05-15-50	5,045,000	5,168,048
State Board of Administration Finance Corp. (Florida)	1.705	07-01-27	4,244,000	4,342,588
University of California	1.316	05-15-27	4,875,000	4,839,949

University of Virginia	2.256	09-01-50	6,113,000	5,621,882
Collateralized mortgage obligations 8.0%				$221,425,833
(Cost $224,568,937)
Commercial and residential 5.5%				153,093,981
Angel Oak Mortgage Trust LLC Series 2020-R1, Class A1 (B)(E)	0.990	04-25-53	3,648,200	3,662,839
AOA Mortgage Trust Series 2015-1177, Class C (B)(E)	3.010	12-13-29	1,136,000	1,135,603
Arroyo Mortgage Trust
Series 2018-1, Class A1 (B)(E)	3.763	04-25-48	1,149,047	1,156,386
Series 2019-2, Class A1 (B)(E)	3.347	04-25-49	984,966	1,015,008
Series 2019-3, Class A1 (B)(E)	2.962	10-25-48	1,304,481	1,332,140
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A (B)	3.218	04-14-33	1,204,000	1,300,582
Series 2015-200P, Class C (B)(E)	3.596	04-14-33	741,000	793,491
BBCMS Mortgage Trust Series 2020-C6, Class A2	2.690	02-15-53	949,000	994,914
BBCMS Trust
Series 2015-MSQ, Class D (B)(E)	3.990	09-15-32	640,000	654,467
Series 2015-SRCH, Class D (B)(E)	4.957	08-10-35	1,147,000	1,272,021
Benchmark Mortgage Trust
Series 2018-B1, Class A2	3.571	01-15-51	2,477,000	2,573,444
Series 2019-B12, Class A2	3.001	08-15-52	2,425,000	2,560,113
BRAVO Residential Funding Trust Series 2019-NQM1, Class A1 (B)(E)	2.666	07-25-59	858,880	877,098
Bunker Hill Loan Depositary Trust
Series 2019-1, Class A1 (B)	3.613	10-26-48	114,760	114,858
Series 2019-2, Class A1 (B)	2.879	07-25-49	2,819,632	2,888,652
BWAY Mortgage Trust Series 2015-1740, Class XA IO (B)	0.896	01-10-35	11,465,000	91,616
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (B)(F)	1.433	03-15-37	1,967,000	1,968,184
Series 2020-VKNG, Class A (1 month LIBOR + 0.930%) (B)(F)	1.042	10-15-37	3,165,000	3,173,630
BX Trust Series 2021-MFM1, Class D (1 month LIBOR + 1.500%) (B)(F)	1.612	01-15-34	715,000	715,225
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (B)(F)	1.862	12-15-37	290,000	290,448
Cantor Commercial Real Estate Lending Series 2019-CF1, Class A2	3.623	05-15-52	3,290,000	3,538,819
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class A (B)	3.341	05-10-36	1,606,000	1,708,990
Series 2019-SMRT, Class A (B)	4.149	01-10-36	1,190,000	1,290,342
Series 2020-GC46, Class A2	2.708	02-15-53	3,606,000	3,782,917
COLT Mortgage Loan Trust
Series 2019-2, Class A1 (B)(E)	3.337	05-25-49	403,337	403,818
Series 2020-1, Class A1 (B)(E)	2.488	02-25-50	874,512	884,825
COLT Trust Series 2020-RPL1, Class A1 (B)(E)	1.390	01-25-65	4,822,840	4,816,179
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.620	08-15-45	4,808,374	74,683
Series 2012-CR3, Class XA IO	1.844	10-15-45	8,476,460	177,215
Series 2014-CR15, Class XA IO	0.928	02-10-47	4,972,979	106,423
Series 2020-CX, Class D (B)(E)	2.683	11-10-46	1,509,000	1,459,326
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO	0.442	05-10-51	25,826,921	$740,998
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (B)(E)	4.394	08-10-30	1,135,000	1,180,160
Series 2017-PANW, Class A (B)	3.244	10-10-29	399,000	416,920
Series 2020-CBM, Class A2 (B)	2.896	02-10-37	1,732,000	1,804,659
Credit Suisse Mortgage Capital Certificates
Series 2019-AFC1, Class A1 (B)	2.573	07-25-49	1,996,964	2,046,538
Series 2019-ICE4, Class B (1 month LIBOR + 1.230%) (B)(F)	1.342	05-15-36	1,000,000	1,003,181
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (B)(F)	1.712	05-15-36	2,230,000	2,242,707
Series 2020-AFC1, Class A1 (B)(E)	2.240	02-25-50	2,094,613	2,135,312
Series 2020-NET, Class A (B)	2.257	08-15-37	753,000	771,959
Series 2021-AFC1, Class A1 (B)(E)	0.830	03-25-56	5,924,000	5,923,932
Series 2021-RPL2, Class A1A (B)(E)	1.115	01-25-60	5,788,036	5,738,181
DBJPM Mortgage Trust Series 2020-C9, Class A2	1.900	09-15-53	3,039,000	3,124,571
Ellington Financial Mortgage Trust
Series 2020-2, Class A1 (B)(E)	1.178	10-25-65	3,729,959	3,731,069
Series 2021-1, Class A1 (B)(E)	0.797	02-25-66	1,914,000	1,913,295
Flagstar Mortgage Trust Series 2021-1, Class A2 (B)(E)	2.500	02-01-51	4,731,000	4,860,933
GCAT Trust
Series 2019-NQM1, Class A1 (B)	2.985	02-25-59	2,014,299	2,023,086
Series 2020-NQM1, Class A1 (B)	2.247	01-25-60	2,323,591	2,373,295
GS Mortgage Securities Trust
Series 2013-GC12, Class A3	2.860	06-10-46	3,525,000	3,624,040
Series 2015-590M, Class C (B)(E)	3.805	10-10-35	1,475,000	1,537,505
Series 2017-485L, Class C (B)(E)	3.982	02-10-37	1,005,000	1,045,301
Series 2019-GC40, Class A2	2.971	07-10-52	3,275,000	3,469,077
Series 2020-UPTN, Class A (B)	2.751	02-10-37	1,234,000	1,283,759
GS Mortgage-Backed Securities Trust Series 2020-NQM1, Class A1 (B)(E)	1.382	09-27-60	1,231,998	1,237,511
IMT Trust
Series 2017-APTS, Class AFX (B)	3.478	06-15-34	432,000	459,776
Series 2017-APTS, Class CFX (B)(E)	3.497	06-15-34	575,000	605,154
Irvine Core Office Trust Series 2013-IRV, Class A2 (B)(E)	3.173	05-15-48	2,503,736	2,634,050
JPMCC Commercial Mortgage Securities Trust Series 2019-COR5, Class A2	3.150	06-13-52	4,390,000	4,621,169
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-HSBC, Class XA IO (B)	1.431	07-05-32	6,336,217	100,515
KNDL Mortgage Trust Series 2019-KNSQ, Class C (1 month LIBOR + 1.050%) (B)(F)	1.162	05-15-36	2,780,000	2,782,592
MFA Trust
Series 2020-NQM1, Class A1 (B)(E)	1.479	03-25-65	993,918	1,004,492
Series 2020-NQM3, Class A1 (B)(E)	1.014	01-26-65	2,212,939	2,211,772
Series 2021-INV1, Class A1 (B)(E)	0.852	01-25-56	5,000,712	4,993,273
Morgan Stanley Capital I Trust Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (B)(F)	1.512	11-15-34	1,195,000	1,200,139
MSCG Trust Series 2016-SNR, Class D (B)	6.550	11-15-34	589,324	585,356
Natixis Commercial Mortgage Securities Trust Series 2018-ALXA, Class C (B)(E)	4.316	01-15-43	520,000	541,260
New Residential Mortgage Loan Trust Series 2020-1A, Class A1B (B)(E)	3.500	10-25-59	1,185,052	1,270,513
OBX Trust Series 2020-EXP2, Class A3 (B)(E)	2.500	05-25-60	1,882,482	1,919,421
One Market Plaza Trust Series 2017-1MKT, Class D (B)	4.146	02-10-32	460,000	467,741
14	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Provident Funding Mortgage Trust Series 2020-F1, Class A2 (B)(E)	2.000	01-25-36	4,866,989	$4,976,839
Seasoned Credit Risk Transfer Trust Series 2020-2, Class MA	2.000	11-25-59	1,613,282	1,648,746
Starwood Mortgage Residential Trust
Series 2020-1, Class A1 (B)(E)	2.275	02-25-50	1,106,500	1,129,247
Series 2020-3, Class A1 (B)(E)	1.486	04-25-65	1,901,946	1,924,425
Verus Securitization Trust
Series 2020-5, Class A1 (B)	1.218	05-25-65	1,531,188	1,535,134
Series 2021-1, Class A1 (B)(E)	0.815	01-25-66	2,842,000	2,839,696
Series 2021-R1, Class A1 (B)(E)	0.820	10-25-63	3,200,953	3,203,153
Visio Trust Series 2020-1R, Class A1 (B)	1.312	11-25-55	5,318,568	5,357,054
Wells Fargo Commercial Mortgage Trust Series 2019-C51, Class A2	3.039	06-15-52	3,725,000	3,949,498
WF-RBS Commercial Mortgage Trust Series 2012-C9, Class XA IO (B)	1.878	11-15-45	3,999,135	90,721
U.S. Government Agency 2.5%				68,331,852
Federal Home Loan Mortgage Corp.
Series K017, Class X1 IO	1.284	12-25-21	9,076,665	44,928
Series K018, Class X1 IO	1.224	01-25-22	7,851,663	52,518
Series K021, Class X1 IO	1.401	06-25-22	2,411,087	30,542
Series K022, Class X1 IO	1.176	07-25-22	35,701,702	425,654
Series K030, Class X1 IO	0.168	04-25-23	199,743,949	655,080
Series K038, Class A2	3.389	03-25-24	2,486,000	2,688,423
Series K038, Class X1 IO	1.114	03-25-24	20,478,175	593,130
Series K040, Class A2	3.241	09-25-24	4,380,000	4,771,880
Series K048, Class A2 (E)	3.284	06-25-25	2,310,000	2,542,432
Series K048, Class X1 IO	0.236	06-25-25	90,150,791	869,991
Series K049, Class A2	3.010	07-25-25	4,073,000	4,447,154
Series K052, Class A2	3.151	11-25-25	1,833,000	2,017,745
Series K064, Class A1	2.891	10-25-26	819,451	883,426
Series K718, Class X1 IO	0.575	01-25-22	21,122,502	60,250
Series K727, Class A2	2.946	07-25-24	6,080,000	6,506,449
Series KIR3, Class A1	3.038	08-25-27	3,920,000	4,259,432
Federal National Mortgage Association Series 2015-M13, Class A2 (E)	2.710	06-25-25	2,857,855	3,068,964
Government National Mortgage Association
Series 2012-114, Class IO	0.692	01-16-53	753,377	19,725
Series 2016-174, Class IO	0.865	11-16-56	6,837,403	398,521
Series 2017-109, Class IO	0.519	04-16-57	10,473,957	413,931
Series 2017-124, Class IO	0.658	01-16-59	7,535,882	376,170
Series 2017-140, Class IO	0.570	02-16-59	2,746,502	130,404
Series 2017-169, Class IO	0.622	01-16-60	8,155,645	410,631
Series 2017-20, Class IO	0.693	12-16-58	16,634,221	762,687
Series 2017-22, Class IO	0.773	12-16-57	1,947,482	108,289
Series 2017-41, Class IO	0.698	07-16-58	8,926,160	427,487
Series 2017-46, Class IO	0.623	11-16-57	8,275,425	395,905
Series 2017-61, Class IO	0.700	05-16-59	4,631,301	245,647
Series 2018-114, Class IO	0.562	04-16-60	7,919,360	441,926
Series 2018-158, Class IO	0.697	05-16-61	18,830,919	1,250,196
Series 2018-69, Class IO	0.566	04-16-60	4,407,292	251,483
Series 2018-9, Class IO	0.537	01-16-60	6,376,133	309,405
Series 2019-131, Class IO	0.938	07-16-61	9,725,757	687,620
Series 2020-100, Class IO	0.909	05-16-62	10,795,295	875,543
Series 2020-108, Class IO	0.935	06-16-62	29,534,579	2,387,280
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2020-114, Class IO	0.928	09-16-62	38,943,788	$3,196,701
Series 2020-118, Class IO	1.047	06-16-62	30,697,278	2,594,267
Series 2020-119, Class IO	0.812	08-16-62	12,296,519	941,768
Series 2020-120, Class IO	0.883	05-16-62	26,685,311	2,135,529
Series 2020-137, Class IO	0.850	09-16-62	28,077,871	2,187,772
Series 2020-150, Class IO	0.983	12-16-62	17,904,529	1,525,847
Series 2020-170, Class IO	0.886	11-16-62	25,273,021	2,096,223
Series 2020-92, Class IO	1.016	02-16-62	24,073,788	2,066,578
Series 2021-10, Class IO	0.999	05-16-63	17,031,204	1,519,320
Series 2021-11, Class IO	1.022	12-16-62	25,867,508	2,396,679

Series 2021-3, Class IO	0.958	09-16-62	44,333,329	3,860,320
Asset backed securities 13.5%				$374,142,845
(Cost $369,205,835)
Asset backed securities 13.5%				374,142,845
ABPCI Direct Lending Fund I, Ltd. Series 2020-1A, Class A (B)	3.199	12-20-30	3,397,000	3,412,256
AmeriCredit Automobile Receivables Trust Series 2020-1, Class C	1.590	10-20-25	3,171,000	3,228,983
AMSR Trust
Series 2020-SFR1, Class A (B)	1.819	04-17-37	2,349,745	2,391,414
Series 2020-SFR2, Class A (B)	1.632	07-17-37	5,654,000	5,732,785
Series 2020-SFR4, Class A (B)	1.355	11-17-37	4,134,000	4,141,029
Applebee's Funding LLC Series 2019-1A, Class A2I (B)	4.194	06-07-49	3,910,200	4,022,423
Arby's Funding LLC Series 2020-1A, Class A2 (B)	3.237	07-30-50	3,120,320	3,176,767
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A (B)	2.360	03-20-26	3,243,000	3,404,619
Series 2020-1A, Class A (B)	2.330	08-20-26	1,964,000	2,053,460
BCC Funding XIV LLC Series 2018-1A, Class D (B)	4.610	08-21-23	1,750,000	1,783,241
Bojangles Issuer LLC Series 2020-1A, Class A2 (B)	3.832	10-20-50	1,958,000	2,032,052
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A (B)	3.280	09-26-33	465,133	488,282
CarMax Auto Owner Trust
Series 2020-3, Class A3	0.620	03-17-25	3,585,000	3,604,821
Series 2020-3, Class A4	0.770	03-16-26	1,580,000	1,592,502
CARS-DB4 LP Series 2020-1A, Class A1 (B)	2.690	02-15-50	3,176,177	3,305,209
Carvana Auto Receivables Trust Series 2020-P1, Class A4	0.610	10-08-26	2,401,000	2,406,561
CF Hippolyta LLC Series 2020-1, Class A1 (B)	1.690	07-15-60	3,267,793	3,293,283
CLI Funding VI LLC Series 2020-1A, Class A (B)	2.080	09-18-45	3,249,938	3,289,765
CLI Funding VIII LLC Series 2021-1A, Class A (B)	1.640	02-18-46	4,120,000	4,119,923
CoreVest American Finance Trust
Series 2019-3, Class A (B)	2.705	10-15-52	838,153	879,171
Series 2020-3, Class A (B)	1.358	08-15-53	2,555,229	2,543,150
CWABS Asset-Backed Certificates Trust Series 2004-10, Class AF5B	4.411	02-25-35	45,912	45,915
DataBank Issuer Series 2021-1A, Class A2 (B)	2.060	02-27-51	5,539,000	5,537,932
DB Master Finance LLC
Series 2017-1A, Class A2I (B)	3.629	11-20-47	781,820	799,341
Series 2017-1A, Class A2II (B)	4.030	11-20-47	1,440,450	1,526,027
16	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2019-1A, Class A2I (B)	3.787	05-20-49	5,527,820	$5,653,136
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 (B)	4.118	07-25-47	4,136,080	4,455,592
DRB Prime Student Loan Trust
Series 2015-D, Class A2 (B)	3.200	01-25-40	454,617	458,074
Series 2016-B, Class A2 (B)	2.890	06-25-40	402,394	409,835
Driven Brands Funding LLC Series 2020-2A, Class A2 (B)	3.237	01-20-51	2,645,000	2,687,161
Elara HGV Timeshare Issuer LLC Series 2019-A, Class A (B)	2.610	01-25-34	1,444,737	1,490,853
Exeter Automobile Receivables Trust
Series 2020-1A, Class C (B)	2.490	01-15-25	5,135,000	5,256,776
Series 2021-1A, Class C	0.740	01-15-26	1,671,000	1,669,819
FirstKey Homes Trust
Series 2020-SFR1, Class A (B)	1.339	09-17-25	4,221,000	4,236,644
Series 2020-SFR2, Class A (B)	1.266	10-19-37	4,698,000	4,702,017
Five Guys Funding LLC Series 2017-1A, Class A2 (B)	4.600	07-25-47	2,128,913	2,221,563
FOCUS Brands Funding LLC Series 2017-1A, Class A2I (B)	3.857	04-30-47	1,031,800	1,034,410
Ford Credit Auto Owner Trust
Series 2018-1, Class A (B)	3.190	07-15-31	9,128,000	9,923,043
Series 2018-2, Class A (B)	3.470	01-15-30	3,720,000	3,988,573
Series 2020-1, Class A (B)	2.040	08-15-31	4,361,000	4,558,979
Ford Credit Floorplan Master Owner Trust
Series 2019-2, Class A	3.060	04-15-26	4,628,000	4,980,188
Series 2020-2, Class A	1.060	09-15-27	5,340,000	5,332,528
GMF Floorplan Owner Revolving Trust
Series 2019-2, Class A (B)	2.900	04-15-26	3,908,000	4,187,233
Series 2020-1, Class A (B)	0.680	08-15-25	1,711,000	1,720,992
Golden Credit Card Trust Series 2018-4A, Class A (B)	3.440	08-15-25	6,475,000	6,955,140
Golub Capital Partners Funding, Ltd. Series 2020-1A, Class A2 (B)	3.208	01-22-29	2,744,000	2,745,073
GreatAmerica Leasing Receivables Funding LLC Series 2019-1, Class A4 (B)	3.210	02-18-25	2,747,000	2,861,555
Hilton Grand Vacations Trust
Series 2017-AA, Class A (B)	2.660	12-26-28	1,409,942	1,448,110
Series 2018-AA, Class A (B)	3.540	02-25-32	1,046,100	1,105,365
Home Partners of America Trust Series 2019-1, Class A (B)	2.908	09-17-39	4,629,662	4,770,226
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (B)	4.970	08-25-49	684,825	729,387
Series 2019-1A, Class A2I (B)	3.982	08-25-49	1,667,400	1,711,836
John Deere Owner Trust
Series 2020-B, Class A3	0.510	11-15-24	1,501,000	1,505,274
Series 2020-B, Class A4	0.720	06-15-27	1,401,000	1,407,851
Laurel Road Prime Student Loan Trust Series 2019-A, Class A2FX (B)	2.730	10-25-48	972,036	995,004
MelTel Land Funding LLC Series 2019-1A, Class A (B)	3.768	04-15-49	611,067	647,091
Mill City Mortgage Loan Trust Series 2018-3, Class A1 (B)(E)	3.500	08-25-58	513,226	542,470
Monroe Capital Funding, Ltd. Series 2021-1A, Class A2 (B)	2.815	04-22-31	4,667,000	4,667,000
MVW LLC Series 2020-1A, Class A (B)	1.740	10-20-37	6,118,691	6,238,461
MVW Owner Trust
Series 2015-1A, Class A (B)	2.520	12-20-32	58,990	59,338
Series 2018-1A, Class A (B)	3.450	01-21-36	1,089,186	1,132,180
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Navient Private Education Loan Trust Series 2016-AA, Class A2A (B)	3.910	12-15-45	756,913	$803,026
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A (B)	2.640	05-15-68	2,015,000	2,066,540
Series 2019-FA, Class A2 (B)	2.600	08-15-68	2,727,042	2,812,029
Series 2020-BA, Class A2 (B)	2.120	01-15-69	3,955,000	4,047,055
Series 2020-GA, Class A (B)	1.170	09-16-69	4,825,253	4,845,476
Series 2020-HA, Class A (B)	1.310	01-15-69	6,244,859	6,301,409
Series 2021-A, Class A (B)	0.840	05-15-69	5,318,000	5,320,351
Navient Student Loan Trust Series 2020-2A, Class A1A (B)	1.320	08-26-69	3,021,563	2,988,877
Neighborly Issuer LLC Series 2021-1A, Class A2 (B)	3.584	04-30-51	3,784,000	3,784,000
Nissan Auto Receivables Owner Trust Series 2018-A, Class A4	2.890	06-17-24	1,750,000	1,781,676
NRZ Excess Spread-Collateralized Notes
Series 2018-FNT1, Class A (B)	3.610	05-25-23	534,992	536,716
Series 2018-FNT2, Class A (B)	3.790	07-25-54	320,861	321,416
Series 2020-PLS1, Class A (B)	3.844	12-25-25	1,234,513	1,240,245
Oxford Finance Funding LLC
Series 2019-1A, Class A2 (B)	4.459	02-15-27	1,735,000	1,782,085
Series 2020-1A, Class A2 (B)	3.101	02-15-28	3,372,000	3,491,222
PFS Financing Corp.
Series 2018-F, Class A (B)	3.520	10-15-23	2,765,000	2,819,615
Series 2019-C, Class A (B)	2.230	10-15-24	1,420,000	1,460,803
Series 2020-E, Class A (B)	1.000	10-15-25	2,459,000	2,478,234
Progress Residential Trust
Series 2020-SFR1, Class A (B)	1.732	04-17-37	2,350,000	2,387,330
Series 2020-SFR2, Class A (B)	2.078	06-17-37	1,041,000	1,067,722
Series 2021-SFR1, Class A (B)	1.052	04-17-38	3,106,000	3,083,149
Santander Revolving Auto Loan Trust Series 2019-A, Class A (B)	2.510	01-26-32	3,930,000	4,164,758
SCF Equipment Leasing LLC
Series 2019-1A, Class A2 (B)	3.230	10-20-24	355,631	356,839
Series 2019-2A, Class C (B)	3.110	06-21-27	4,200,000	4,457,134
Series 2020-1A, Class A3 (B)	1.190	10-20-27	5,085,000	5,132,059
Series 2021-1A, Class B (B)	1.370	08-20-29	2,386,000	2,365,688
ServiceMaster Funding LLC Series 2020-1, Class A2II (B)	3.337	01-30-51	3,998,000	4,030,024
Sesac Finance LLC Series 2019-1, Class A2 (B)	5.216	07-25-49	3,236,710	3,424,892
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class A (B)	3.690	09-20-35	503,050	526,359
Series 2019-1A, Class A (B)	3.200	01-20-36	661,101	686,101
SMB Private Education Loan Trust
Series 2015-C, Class A2A (B)	2.750	07-15-27	192,291	195,282
Series 2016-A, Class A2A (B)	2.700	05-15-31	3,394,398	3,517,188
Series 2019-B, Class A2A (B)	2.840	06-15-37	3,877,000	4,056,145
Series 2020-PTA, Class A2A (B)	1.600	09-15-54	1,609,000	1,630,863
Series 2021-A, Class APT2 (B)	1.070	01-15-53	2,207,000	2,198,158
Sofi Professional Loan Program LLC Series 2019-B, Class A2FX (B)	3.090	08-17-48	1,173,000	1,208,865
Sonic Capital LLC
Series 2020-1A, Class A2I (B)	3.845	01-20-50	2,904,660	3,054,773
Series 2020-1A, Class A2II (B)	4.336	01-20-50	2,326,500	2,441,708
Sunbird Engine Finance LLC Series 2020-1A, Class A (B)	3.671	02-15-45	878,088	878,192
Taco Bell Funding LLC Series 2018-1A, Class A2I (B)	4.318	11-25-48	4,190,543	4,226,414
18	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Tesla Auto Lease Trust
Series 2020-A, Class A3 (B)	0.680	12-20-23	2,730,000	$2,749,446
Series 2020-A, Class A4 (B)	0.780	12-20-23	1,683,000	1,698,081
TIF Funding II LLC
Series 2020-1A, Class A (B)	2.090	08-20-45	4,842,338	4,894,157
Series 2021-1A, Class A (B)	1.650	02-20-46	2,293,094	2,276,378
Towd Point Mortgage Trust
Series 2015-1, Class A5 (B)(E)	3.413	10-25-53	630,000	672,275
Series 2015-2, Class 1M2 (B)(E)	3.522	11-25-60	815,000	859,251
Series 2015-6, Class M2 (B)(E)	3.750	04-25-55	1,775,000	1,890,939
Series 2017-1, Class A1 (B)(E)	2.750	10-25-56	1,061,634	1,080,876
Series 2017-2, Class A1 (B)(E)	2.750	04-25-57	221,999	225,503
Series 2018-1, Class A1 (B)(E)	3.000	01-25-58	774,954	799,442
Series 2018-3, Class A1 (B)(E)	3.750	05-25-58	962,733	1,017,966
Series 2018-4, Class A1 (B)(E)	3.000	06-25-58	2,319,625	2,429,818
Series 2018-6, Class A1A (B)(E)	3.750	03-25-58	3,075,506	3,196,813
Series 2019-1, Class A1 (B)(E)	3.741	03-25-58	1,074,968	1,145,014
Series 2019-4, Class A1 (B)(E)	2.900	10-25-59	2,476,087	2,596,188
Series 2020-4, Class A1 (B)	1.750	10-25-60	2,355,715	2,404,152
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A (B)	2.560	11-25-31	7,265,000	7,707,609
Series 2020-1A, Class A (B)	1.350	05-25-33	2,144,000	2,190,352
Toyota Auto Receivables Owner Trust
Series 2020-C, Class A3	0.440	10-15-24	1,790,000	1,796,102
Series 2020-C, Class A4	0.570	10-15-25	1,277,000	1,280,834
Tricon American Homes Trust
Series 2020-SFR1, Class A (B)	1.499	07-17-38	6,078,000	6,111,684
Series 2020-SFR2, Class A (B)	1.482	11-17-39	6,001,000	5,945,086
Triton Container Finance VIII LLC
Series 2020-1A, Class A (B)	2.110	09-20-45	5,814,497	5,884,898
Series 2021-1A, Class A (B)	1.860	03-20-46	3,013,000	2,991,607
Vantage Data Centers LLC
Series 2019-1A, Class A2 (B)	3.188	07-15-44	3,319,450	3,455,707
Series 2020-1A, Class A2 (B)	1.645	09-15-45	3,066,000	3,065,551
Series 2020-2A, Class A2 (B)	1.992	09-15-45	2,058,000	2,023,638
Verizon Owner Trust
Series 2020-B, Class A	0.470	02-20-25	5,479,000	5,500,256
Series 2020-C, Class C	0.770	04-21-25	3,284,000	3,283,136
VR Funding LLC Series 2020-1A, Class A (B)	2.790	11-15-50	4,066,250	4,011,641
VSE VOI Mortgage LLC Series 2017-A, Class A (B)	2.330	03-20-35	790,241	806,373
Westgate Resorts LLC
Series 2017-1A, Class A (B)	3.050	12-20-30	160,143	160,626
Series 2020-1A, Class A (B)	2.713	03-20-34	1,797,237	1,838,191
Willis Engine Structured Trust V Series 2020-A, Class A (B)	3.228	03-15-45	744,963	743,841
Wingstop Funding LLC Series 2020-1A, Class A2 (B)	2.841	12-05-50	4,098,000	4,139,308

	Shares	Value
Common stocks 0.0%		$133,397
(Cost $143,700)
Utilities 0.0%		133,397
Multi-utilities 0.0%

Dominion Energy, Inc.	1,437	133,397
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	19

	Shares	Value

Preferred securities 0.1%		$1,825,801
(Cost $1,821,484)
Financials 0.0%		330,344
Banks 0.0%
Wells Fargo & Company, 7.500%	238	330,344
Utilities 0.1%		1,495,457
Electric utilities 0.1%
NextEra Energy, Inc., 5.279%	25,800	1,256,202
The Southern Company, 6.750%	2,561	123,312
Multi-utilities 0.0%
DTE Energy Company, 6.250%	2,526	115,943

	Yield (%)	Shares	Value
Short-term investments 8.1%			$224,983,735
(Cost $224,983,476)
Short-term funds 0.1%			1,602,735
John Hancock Collateral Trust (G)	0.1222(H)	160,184	1,602,735

	Par value^	Value
Repurchase agreement 8.0%		223,381,000
Barclays Tri-Party Repurchase Agreement dated 2-26-21 at 0.010% to be repurchased at $186,935,156 on 3-1-21, collateralized by $173,939,900 U.S. Treasury Bonds, 2.750% due 8-15-42 (valued at $190,673,899)	186,935,000	186,935,000
Repurchase Agreement with State Street Corp. dated 2-26-21 at 0.000% to be repurchased at $36,446,000 on 3-1-21, collateralized by $36,786,000 U.S. Treasury Notes, 0.085% - 1.625% due 10-31-22 to 11-15-22 (valued at $37,174,973)	36,446,000	36,446,000

Total investments (Cost $2,910,619,869) 106.7%	$2,959,485,668
Other assets and liabilities, net (6.7%)	(185,612,052)
Total net assets 100.0%	$2,773,873,616

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
GO	General Obligation
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $712,317,590 or 25.7% of the fund's net assets as of 2-28-21.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	All or a portion of this security is on loan as of 2-28-21. The value of securities on loan amounted to $1,564,693.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(H)	The rate shown is the annualized seven-day yield as of 2-28-21.
20	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of February 28, 2021, by major security category or type:
	Total value at 2-28-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$971,610,585	—	$971,610,585	—
Foreign government obligations	10,995,587	—	10,995,587	—
Corporate bonds	1,106,863,202	—	1,106,863,202	—
Municipal bonds	47,504,683	—	47,504,683	—
Collateralized mortgage obligations	221,425,833	—	221,425,833	—
Asset backed securities	374,142,845	—	374,142,845	—
Common stocks	133,397	$133,397	—	—
Preferred securities	1,825,801	1,825,801	—	—
Short-term investments	224,983,735	1,602,735	223,381,000	—
Total investments in securities	$2,959,485,668	$3,561,933	$2,955,923,735	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	160,184	$1,244,177	$236,854,810	$(236,487,135)	$(6,631)	$(2,486)	$48,902	—	$1,602,735
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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